Income Taxes (Reconciliation of Effective Income Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before provision for income taxes	$ 1,171	$ 409
Income taxes, at statutory income tax rates	$ 176	$ 61
Statutory income tax rate	15.00%	15.00%
Domestic reconciling items:
Investment tax credits	$ (36)	$ 0
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(18)	(44)
Valuation allowance	(14)	(30)
Net Part VI.1 tax	14	14
Interest and financing expenses	0	(30)
Additional impact from the sale of LIL equity interest	0	11
Other	(8)	(3)
Provincial income taxes	$ (31)	$ (130)
Investment tax credits rate	(3.00%)	0.00%
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities rate	(2.00%)	(11.00%)
Valuation allowance rate	(1.00%)	(7.00%)
Net Part VI.1 tax rate	0.00%	(7.00%)
Interest and financing expenses rate	1.00%	3.00%
Additional impact from the sale of LIL equity interest rate	0.00%	3.00%
Other rate	(1.00%)	(1.00%)
Provincial income taxes rate	(3.00%)	(32.00%)
Foreign reconciling items:
Federal tax rate variance	$ 58	$ 32
Production tax credits	(51)	(41)
State income tax, net of federal income tax benefit	49	30
Amortization of deferred income tax regulatory liabilities	(45)	(37)
Investment tax credits	(39)	(8)
Deferral and amortization of foreign Investment tax credits	21	(4)
Impairment charges	13	35
Other	(3)	(8)
Other foreign jurisdictions	$ (5)	$ (7)
Federal tax rate variance rate	5.00%	8.00%
Production tax credits rate	(4.00%)	(10.00%)
State income tax, net of federal income tax benefit rate	4.00%	7.00%
Amortization of deferred income tax regulatory liabilities rate	(4.00%)	(9.00%)
Investment tax credits rate	(3.00%)	(2.00%)
Deferral and amortization of Investment tax credits rate	2.00%	(1.00%)
Impairment charges rate	1.00%	9.00%
Other rate	0.00%	(2.00%)
Other foreign jurisdictions rate	0.00%	(2.00%)
Income tax (recovery) expense	$ 81	$ (159)
Income tax expense (recovery) rate	7.00%	(39.00%)
Interest and financing expenses		$ 185
Tax benefit included in other segment		(58)
Reversal of deferred income tax liability		4
Deferred tax asset, interest and financing expenses		54
Foreign Tax Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before provision for income taxes	$ 961	534
Foreign reconciling items:
Income tax (recovery) expense	$ 147	$ 79